Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net loss	$ (66,440,000)	$ (61,918,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,906,000	2,528,000
Share-based compensation (net of amount capitalized)	610,000	11,627,000
Loss (gain) on termination of operating lease	11,000	(160,000)
Loss on disposal of property and equipment	672,000	0
Deferred income tax	115,000	0
Changes in operating assets and liabilities
Prepaid expenses and other assets, current	(9,534,000)	(677,000)
Prepaid expenses and other assets, non-current	256,000	(2,507,000)
Long-term deposits	811,000	(455,000)
Right of use assets, net	1,954,000	1,560,000
Accounts payable	(1,286,000)	(1,279,000)
Accrued expenses and other liabilities	(4,260,000)	1,209,000
Lease liabilities	(769,000)	(894,000)
Net cash used in operating activities	(73,954,000)	(50,966,000)
Cash flows from investing activities:
Purchases of property and equipment	(3,411,000)	(5,160,000)
Net cash used in investing activities	(3,411,000)	(5,160,000)
Cash flows from financing activities:
Proceeds of issuance of ordinary shares, net of issuance costs	136,878,000	74,013,000
Net cash provided by financing activities	136,878,000	74,013,000
Effect of exchange rate changes on cash and restricted cash	2,964,000	(16,487,000)
Net increase in cash and restricted cash	62,477,000	1,400,000
Cash and restricted cash, beginning of period	154,085,000	211,430,000
Cash and restricted cash, end of period	216,562,000	212,830,000
Supplemental non-cash flow information
Property and equipment purchases included in accounts payable and accrued expenses	1,753,000	5,050,000
Right of use assets obtained in exchange for operating lease liabilities	0	2,347,000
Right of use assets terminated and obtained in exchange for operating lease liabilities, net	28,517,000	2,487,000
Capitalized implementation costs included in accrued expenses	89,000	334,000
Issuance costs included in accounts payable and accrued expenses	228,000	0
Capitalized share-based compensation	0	(87,000)
Reconciliation of cash and restricted cash reported within the condensed consolidated balance sheets:
Cash	216,352,000	212,044,000
Restricted cash	210,000	786,000
Total cash and restricted cash	$ 216,562,000	$ 212,830,000